Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Reconciliation of Earnings Used for Earnings per Share Calculations

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2025	2024	2025	2024
Earnings attributable to common shareholders	313	841	747	1,322
Less: Dividends declared on preference shares	(1)	(2)	(2)	(3)
Earnings used in consolidated earnings per share	312	839	745	1,319
Less: (Earnings) loss from discontinued operations, net of tax	(16)	3	(25)	(11)
Earnings used in earnings per share from continuing operations	296	842	720	1,308

Weighted Average Common Shares

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Weighted-average number of common shares outstanding	450,543,811	450,225,673	450,349,667	451,105,234
Weighted-average number of vested DSUs	130,015	138,688	131,439	139,131
Basic	450,673,826	450,364,361	450,481,106	451,244,365
Effect of stock options and TRSUs	531,006	547,152	544,701	642,293
Diluted	451,204,832	450,911,513	451,025,807	451,886,658